Financial instruments and risk management (Details 13) - Braskem Idesa [Member] R$ / shares in Units, R$ in Millions	12 Months Ended
Dec. 31, 2025 BRL (R$) R$ / shares
U S D [Member]
IfrsStatementLineItems [Line Items]
Hedge instruments	R$ 5,150
Hedge instruments discontinued	(8,400)
Hedging instruments settled	(400)
Designated hedge instrument	3,650
B R L [Member]
IfrsStatementLineItems [Line Items]
Hedge instruments	31,890
Hedge instruments discontinued	(46,220)
Hedging instruments settled	(2,233)
Designated hedge instrument	20,092
Exchange variation	(3,529)
Hedge Designation 2017 [Member] | U S D [Member]
IfrsStatementLineItems [Line Items]
Hedge notional value	R$ 1,250
Maturity date	2028
Protection exchange rate | R$ / shares	R$ 3.17
Hedge instruments	R$ 1,250
Hedge instruments discontinued	(1,250)
Hedge Designation 2017 [Member] | B R L [Member]
IfrsStatementLineItems [Line Items]
Hedge notional value	R$ 6,878
Maturity date	2028
Protection exchange rate | R$ / shares	R$ 3.17
Hedge instruments	R$ 7,740
Hedge instruments discontinued	(6,878)
Exchange variation	(862)
Hedge Designation 2019 [Member] | U S D [Member]
IfrsStatementLineItems [Line Items]
Hedge notional value	R$ 2,200
Maturity date	2030 / 2031 / 2032
Protection exchange rate | R$ / shares	R$ 3.92
Hedge instruments	R$ 1,800
Hedge instruments discontinued	(1,800)
Hedge Designation 2019 [Member] | B R L [Member]
IfrsStatementLineItems [Line Items]
Hedge notional value	R$ 12,105
Maturity date	2030 / 2031 / 2032
Protection exchange rate | R$ / shares	R$ 3.92
Hedge instruments	R$ 11,146
Hedge instruments discontinued	(9,904)
Exchange variation	(1,242)
Hedge Designation 2020 [Member] | U S D [Member]
IfrsStatementLineItems [Line Items]
Hedge notional value	R$ 600
Maturity date	2032
Protection exchange rate | R$ / shares	R$ 4.02
Hedge instruments	R$ 400
Hedge instruments discontinued	(400)
Hedge Designation 2020 [Member] | B R L [Member]
IfrsStatementLineItems [Line Items]
Hedge notional value	R$ 3,301
Maturity date	2032
Protection exchange rate | R$ / shares	R$ 4.02
Hedge instruments	R$ 2,477
Hedge instruments discontinued	(2,201)
Exchange variation	(276)
Hedge Designation 2021 [Member] | U S D [Member]
IfrsStatementLineItems [Line Items]
Hedge notional value	R$ 400
Maturity date	2025
Protection exchange rate | R$ / shares	R$ 5.58
Hedge instruments	R$ 400
Hedging instruments settled	(400)
Hedge Designation 2021 [Member] | B R L [Member]
IfrsStatementLineItems [Line Items]
Hedge notional value	R$ 2,201
Maturity date	2025
Protection exchange rate | R$ / shares	R$ 5.58
Hedge instruments	R$ 2,477
Hedging instruments settled	(2,233)
Exchange variation	(244)
Hedge Designation 2022 [Member] | U S D [Member]
IfrsStatementLineItems [Line Items]
Hedge notional value	R$ 500
Maturity date	2029
Protection exchange rate | R$ / shares	R$ 5.18
Hedge instruments	R$ 500
Hedge instruments discontinued	(500)
Hedge Designation 2022 [Member] | B R L [Member]
IfrsStatementLineItems [Line Items]
Hedge notional value	R$ 2,751
Maturity date	2029
Protection exchange rate | R$ / shares	R$ 5.18
Hedge instruments	R$ 3,096
Hedge instruments discontinued	(2,751)
Exchange variation	(345)
Hedge Designation 2023 [Member] | U S D [Member]
IfrsStatementLineItems [Line Items]
Hedge notional value	R$ 400
Maturity date	2033
Protection exchange rate | R$ / shares	R$ 5.01
Hedge instruments	R$ 400
Hedge instruments discontinued	(400)
Hedge Designation 2023 [Member] | B R L [Member]
IfrsStatementLineItems [Line Items]
Hedge notional value	R$ 2,201
Maturity date	2033
Protection exchange rate | R$ / shares	R$ 5.01
Hedge instruments	R$ 2,477
Hedge instruments discontinued	(2,201)
Exchange variation	(276)
Hedge Designation 2024 [Member] | U S D [Member]
IfrsStatementLineItems [Line Items]
Hedge notional value	R$ 400
Maturity date	2033
Protection exchange rate | R$ / shares	R$ 5.78
Hedge instruments	R$ 400
Hedge instruments discontinued	(400)
Hedge Designation 2024 [Member] | B R L [Member]
IfrsStatementLineItems [Line Items]
Hedge notional value	R$ 2,201
Maturity date	2033
Protection exchange rate | R$ / shares	R$ 5.78
Hedge instruments	R$ 2,477
Hedge instruments discontinued	(2,201)
Exchange variation	(276)
Hedge Designation 2025 [Member] | U S D [Member]
IfrsStatementLineItems [Line Items]
Hedge notional value	R$ 3,650
Maturity date	Between 2029 and 2035
Protection exchange rate | R$ / shares	R$ 5.55
Hedge instruments discontinued	R$ (3,650)
Designated hedge instrument	3,650
Hedge Designation 2025 [Member] | B R L [Member]
IfrsStatementLineItems [Line Items]
Hedge notional value	R$ 20,084
Maturity date	Between 2029 and 2035
Protection exchange rate | R$ / shares	R$ 5.55
Hedge instruments discontinued	R$ (20,084)
Designated hedge instrument	20,092
Exchange variation	R$ (8)